Cash and cash equivalents (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Cash in bank accounts	SFr 5,392,599	SFr 14,972,761
Cash on hand	608	608
Total cash and cash equivalents	SFr 5,393,207	SFr 14,973,369	SFr 32,442,222	SFr 50,237,300